INITIAL PUBLIC OFFERING (Details)		9 Months Ended
	Nov. 08, 2021 $ / shares M shares	Dec. 31, 2021 $ / shares M shares	Sep. 30, 2022 $ / shares shares
PRIVATE PLACEMENT
Number of units sold		557,000
Shares Issued, Price Per Share | $ / shares		$ 10.15	$ 10.15
Number of shares issuable per warrant		1	1
Exercise price of warrants | $ / shares		$ 11.50	$ 11.50
Threshold trading days for redemption of public warrants		20 days
Months to complete acquisition | M		12
Public warrants expiration term		5 years	5 years
Initial Public Offering
PRIVATE PLACEMENT
Number of units sold	11,500,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Number of shares in a unit	1
Months to complete acquisition | M	12
Initial Public Offering | Public Warrants
PRIVATE PLACEMENT
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Months to complete acquisition | M	12
Public warrants expiration term	5 years
Over-allotment option
PRIVATE PLACEMENT
Number of units sold	1,500,000